Fair Value (Summary Of Carrying Amounts And Estimated Fair Values Of Financial Instruments Not Carried At Fair Value On Balance Sheet By Level) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Carrying Amount [Member] | Deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	¥ 162,529,000		¥ 148,230,000
Carrying Amount [Member] | Deposits [Member] | Non-Interest-Bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	21,123,000		18,810,000
Carrying Amount [Member] | Deposits [Member] | Interest-Bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	141,406,000		129,420,000
Carrying Amount [Member] | Call Money And Funds Purchased [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	3,417,000		4,011,000
Carrying Amount [Member] | Payable Under Repurchased Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	21,268,000		15,700,000
Carrying Amount [Member] | Payable Under Securities Lending Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	5,521,000		3,993,000
Carrying Amount [Member] | Due To Trust Account [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	750,000		633,000
Carrying Amount [Member] | Other Short-Term Borrowings [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,077,000		11,604,000
Carrying Amount [Member] | Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	13,823,000		11,622,000
Carrying Amount [Member] | Other Financial Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	5,123,000		4,753,000
Carrying Amount [Member] | Cash And Due From Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,689,000		3,619,000
Carrying Amount [Member] | Interest-Earning Deposits In Other Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	20,501,000		8,112,000
Carrying Amount [Member] | Call Loans And Funds Sold [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	919,000		619,000
Carrying Amount [Member] | Receivables Under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	7,300,000		5,660,000
Carrying Amount [Member] | Receivable Under Securities Borrowing Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	4,210,000		2,615,000
Carrying Amount [Member] | Investment Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	2,870,000	[1]	2,492,000	[1]
Carrying Amount [Member] | Loans, Net Of Allowance For Credit Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	109,182,000	[2]	97,254,000	[2]
Carrying Amount [Member] | Other Financial Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	5,832,000		5,132,000
Estimated Fair Value [Member] | Deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	162,570,000		148,290,000
Estimated Fair Value [Member] | Deposits [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	162,570,000		148,290,000
Estimated Fair Value [Member] | Deposits [Member] | Non-Interest-Bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	21,123,000		18,810,000
Estimated Fair Value [Member] | Deposits [Member] | Non-Interest-Bearing [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	21,123,000		18,810,000
Estimated Fair Value [Member] | Deposits [Member] | Interest-Bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	141,447,000		129,480,000
Estimated Fair Value [Member] | Deposits [Member] | Interest-Bearing [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	141,447,000		129,480,000
Estimated Fair Value [Member] | Call Money And Funds Purchased [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	3,417,000		4,011,000
Estimated Fair Value [Member] | Call Money And Funds Purchased [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	3,417,000		4,011,000
Estimated Fair Value [Member] | Payable Under Repurchased Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	21,268,000		15,700,000
Estimated Fair Value [Member] | Payable Under Repurchased Agreements [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	21,268,000		15,700,000
Estimated Fair Value [Member] | Payable Under Securities Lending Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	5,521,000		3,993,000
Estimated Fair Value [Member] | Payable Under Securities Lending Transactions [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	5,521,000		3,993,000
Estimated Fair Value [Member] | Due To Trust Account [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	750,000		633,000
Estimated Fair Value [Member] | Due To Trust Account [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	750,000		633,000
Estimated Fair Value [Member] | Other Short-Term Borrowings [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,077,000		11,604,000
Estimated Fair Value [Member] | Other Short-Term Borrowings [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,077,000		11,604,000
Estimated Fair Value [Member] | Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	14,118,000		11,980,000
Estimated Fair Value [Member] | Long-Term Debt [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	14,118,000		11,969,000
Estimated Fair Value [Member] | Long-Term Debt [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities			11,000
Estimated Fair Value [Member] | Other Financial Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	5,123,000		4,753,000
Estimated Fair Value [Member] | Other Financial Liabilities [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	5,123,000		4,753,000
Estimated Fair Value [Member] | Cash And Due From Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,689,000		3,619,000
Estimated Fair Value [Member] | Cash And Due From Banks [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,689,000		3,619,000
Estimated Fair Value [Member] | Interest-Earning Deposits In Other Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	20,501,000		8,112,000
Estimated Fair Value [Member] | Interest-Earning Deposits In Other Banks [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	20,501,000		8,112,000
Estimated Fair Value [Member] | Call Loans And Funds Sold [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	919,000		619,000
Estimated Fair Value [Member] | Call Loans And Funds Sold [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	919,000		619,000
Estimated Fair Value [Member] | Receivables Under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	7,300,000		5,660,000
Estimated Fair Value [Member] | Receivables Under Resale Agreements [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	7,300,000		5,660,000
Estimated Fair Value [Member] | Receivable Under Securities Borrowing Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	4,210,000		2,615,000
Estimated Fair Value [Member] | Receivable Under Securities Borrowing Transactions [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	4,210,000		2,615,000
Estimated Fair Value [Member] | Investment Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	2,908,000	[1]	2,778,000	[1]
Estimated Fair Value [Member] | Investment Securities [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	220,000	[1]	272,000	[1]
Estimated Fair Value [Member] | Investment Securities [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	701,000	[1]	495,000	[1]
Estimated Fair Value [Member] | Investment Securities [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	1,987,000	[1]	2,011,000	[1]
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	110,577,000	[2]	98,729,000	[2]
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	11,000	[2]	12,000	[2]
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	307,000	[2]	284,000	[2]
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	110,259,000	[2]	98,433,000	[2]
Estimated Fair Value [Member] | Other Financial Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	5,832,000		5,132,000
Estimated Fair Value [Member] | Other Financial Assets [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	¥ 5,832,000		¥ 5,132,000

[1]	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.
[2]	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.